Note receivables (Details 1) (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Legal obligors
Receivables		R$ 8,104,679	R$ 3,522,349
Itau
Legal obligors
Receivables		3,065,084	1,239,694
Bradesco
Legal obligors
Receivables		906,281	416,268
Banco do Brasil
Legal obligors
Receivables		720,170	371,838
CEF
Legal obligors
Receivables		307,090	153,658
Santander
Legal obligors
Receivables		1,119,926	433,560
Other
Legal obligors
Receivables		1,456,131	535,801
Total card issuers
Legal obligors
Receivables	[1]	7,574,682	3,150,819
Cielo - Elo
Legal obligors
Receivables		366,619	151,851
Cielo Total
Legal obligors
Receivables		91,402	80,464
Redecard
Legal obligors
Receivables		5,502	45,289
Amex
Legal obligors
Receivables		1,188	39,608
Vero
Legal obligors
Receivables		4,396	21,463
Other
Legal obligors
Receivables		34,367	31,864
Total acquirers
Legal obligors
Receivables	[2]	503,474	370,539
Other
Legal obligors
Receivables		26,523	991
Total other
Legal obligors
Receivables		26,523	991
Visa
Legal obligors
Receivables		2,641,424	1,192,167
Visa | Itau
Legal obligors
Receivables		570,463	237,335
Visa | Bradesco
Legal obligors
Receivables		735,784	333,108
Visa | Banco do Brasil
Legal obligors
Receivables		566,537	287,334
Visa | CEF
Legal obligors
Receivables		133,882	69,974
Visa | Santander
Legal obligors
Receivables		247,950	122,614
Visa | Other
Legal obligors
Receivables		386,808	141,802
Visa | Total card issuers
Legal obligors
Receivables	[1]	2,641,424	1,192,167
Master
Legal obligors
Receivables		4,418,631	1,707,835
Master | Itau
Legal obligors
Receivables		1,979,994	751,542
Master | Bradesco
Legal obligors
Receivables		170,497	83,160
Master | Banco do Brasil
Legal obligors
Receivables		153,633	84,504
Master | CEF
Legal obligors
Receivables		173,208	83,684
Master | Santander
Legal obligors
Receivables		871,976	310,946
Master | Other
Legal obligors
Receivables		1,069,323	393,999
Master | Total card issuers
Legal obligors
Receivables	[1]	4,418,631	1,707,835
Hipercard
Legal obligors
Receivables		514,627	250,817
Hipercard | Itau
Legal obligors
Receivables		514,627	250,817
Hipercard | Total card issuers
Legal obligors
Receivables	[1]	R$ 514,627	R$ 250,817

[1]	Card issuers: receivables derived from transactions where PagSeguro Brazil acts as the financial intermediary in operations with the issuing banks, related to the intermediation agreements between PagSeguro Brazil and Visa, Mastercard or Hipercard. However, PagSeguro Brazil's contractual note receivables are with the financial institutions, which are the legal obligors of the note receivables. Additionally, amounts due within 27 days of the original transaction date, including those that fall due with the first installment of installment receivables, are guaranteed by Visa, Mastercard or Hipercard, as applicable, in the event that the legal obligors do not make payment. PagSeguro Brazil started operating directly as a financial intermediary in 2016.
[2]	Acquirers: refers to card processing transactions to be received from the acquirers, which are third parties acting as financial intermediaries between the issuing bank and PagSeguro Brazil. This balance also includes the receivables from sales of debit and credit card readers.